CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Cash flows from operating activities
Net income	$ 68,645	$ 24,115	$ 147,364	$ 72,506	$ 39,248
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,055	8,501	37,554	25,543	18,843
Loss on disposal of fixed assets	148
Impairment of long-lived assets			3,292	3,834
Unrealized foreign exchange (gain) loss	(375)	1,507	(2,629)	1,786	(1,965)
Amortization of deferred financing costs	176	94	498	225	229
Amortization of deferred rent	1,207	1,227	4,214	3,020	1,402
Deferred income tax provision	(3,891)	(9)	(7,729)	12,443	11,024
Equity compensation expense	4,982		27,020
Tax benefits on exercise of share options	(6,426)		(32,281)
Non-cash charges for services provided by former parent	77		1,442
Change in assets and liabilities:
Receivables, net	21,725	32,381	(48,399)	(14,071)	(35,350)
Inventories	(61,219)	(4,560)	(71,151)	(50,465)	(13,390)
Prepaid expenses and other current assets	(8,911)	(305)	(12,647)	(8,990)	(4,721)
Other assets	166	(842)	(2,284)	(664)	(1,363)
Accounts payable	15,774	(2,061)	14,888	18,043	4,612
Accrued expenses and other current liabilities	12,256	(15,490)	46,419	37,405	5,149
Other long-term liabilities and deferred credits	1,193	1,367	9,719	9,693	4,832
Net cash provided by operating activities	58,582	45,925	115,290	110,308	28,592
Cash flows from investing activities
Capital expenditures	(17,370)	(9,121)	(88,187)	(57,348)	(30,816)
Purchase of intangible assets				(482)	(1,359)
Net cash used in investing activities	(17,370)	(9,121)	(88,187)	(57,830)	(32,175)
Cash flows from financing activities
Repayments of borrowings under revolving credit agreement	(3,226)		(100,855)	(225,820)	(218,063)
Borrowings under revolving credit agreement	9,803		110,764	194,605	222,603
Bank overdraft				(4,380)	2,903
Proceeds from private placement			9,550
Exercise of employee share options	2,561		9,672
Tax benefits on exercise of share options	6,426		32,281
Distribution to shareholders					(1,862)
Payment of loan to parent				(1,850)
Payment of deferred financing costs	(37)		(2,773)	(281)
Net cash provided by (used in) financing activities	15,527		58,639	(37,726)	5,581
Effect of exchange rate changes on cash and cash equivalents	(1,018)	329	(453)	649	1,206
Net increase in cash and cash equivalents	55,721	37,133	85,289	15,401	3,204
Beginning of period	106,354	21,065	21,065	5,664	2,460
End of period	162,075	58,198	106,354	21,065	5,664
Supplemental disclosures of cash flow information
Cash paid for interest	95	128	1,266	1,202	1,573
Cash paid for income taxes	16,418	20,728	84,389	27,252	4,730
Supplemental disclosure of noncash investing and financing activities
Accrued capital expenditures	13,455	3,488	6,869	3,538	2,519
Property, Plant and Equipment, Other Types
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of long-lived assets			3,292	2,052	42
Impairment of Intangible Assets
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of long-lived assets				$ 1,782